Revenue Disclosure of Average commodity prices (Details)	12 Months Ended
	Jun. 30, 2021 R / kg	Jun. 30, 2021 $ / oz	Jun. 30, 2021 $ / lb	Jun. 30, 2020 R / kg	Jun. 30, 2020 $ / oz	Jun. 30, 2020 $ / lb	Jun. 30, 2019 R / kg	Jun. 30, 2019 $ / oz	Jun. 30, 2019 $ / lb
Disclosure of revenue - average commodity prices [Abstract]
Average gold price received	851,045	1,719		735,569	1,461		586,653	1,287
Average silver price received	12,602	25.45		8,485	16.85		6,837	15.00
Average uranium price received	1,010		29.76	875		25.34	820		26.23